Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory
Note 3a

Segment reporting
UBS’s businesses are

organized globally into

five business divisions:

Global Wealth

Management, Personal

& Corporate
Banking, Asset

Management, the

Investment Bank,

and Non-core

and Legacy.

All five

business divisions are

supported
by our

Group

functions

and qualify

as reportable

segments for

the purpose

of segment

reporting.

Together

with the
Group functions,

the five business divisions reflect the

management structure of the Group.
–
Global Wealth

Management

provides financial

services, advice

and solutions

to private

wealth clients.

Its offering
ranges from investment

management to estate

planning and corporate

finance advice, in

addition to specific

wealth
management and banking products and services.

–
Personal

&

Corporate

Banking

serves

its

private,

corporate,

and

institutional

clients’

needs,

from

banking

to
retirement, financing,

investments and

strategic transactions,

in Switzerland,

through its

branch network

and digital
channels.
– Asset Management

is a global, large-scale

and diversified asset manager.

It offers investment capabilities

and styles
across

all

major

traditional

and

alternative

asset

classes,

as

well

as

advisory

support

to

institutions,

wholesale
intermediaries and wealth management clients.

– The Investment Bank

provides a range of

services to institutional,

corporate and wealth management

clients globally,
to

help

them

raise

capital,

grow

their

businesses,

invest

and

manage

risks.

Its

offering

includes

research,

advisory
services, facilitating clients raising debt

and equity from the public

and private markets and capital

markets, cash and
derivatives trading across equities and fixed income, and

financing.

–
Non-core and Legacy

includes positions and businesses not aligned with our long-term strategy and risk appetite. It
consists of selected

assets and liabilities

from the Credit

Suisse business divisions,

as well as

residual assets and

liabilities
from UBS’s former Non-core and

Legacy Portfolio that preceded the acquisition of

the Credit Suisse Group and smaller
amounts of

assets and

liabilities of

UBS’s business

divisions that

have been

assessed as

not strategic

in light

of that
acquisition.

–
Our Group functions are

support and control functions

that provide services to

the Group. Virtually

all costs incurred
by the

Group functions

are allocated

to the

business divisions,

leaving a

residual amount

that we

refer to

as
Group
Items

in our segment reporting. Group functions include the following major areas: Group Services (which consists of the Group

Operations and

Technology Office,

Group Compliance,

Regulatory &

Governance, Group

Finance, Group
Risk Control, Group Human Resources and Corporate Services, Communications

& Branding, Group Legal, the Group
Integration Office, Group Sustainability and Impact and the

Chief Strategy Office) and Group Treasury.
Financial information about

the five business divisions

and Group Items

is presented separately

in internal management
reports to the

Group Executive

Board (the GEB),

which is considered

the “chief

operating decision-maker”

pursuant to
IFRS 8,
Operating Segments
.
UBS’s

internal

accounting

policies,

which

include

management

accounting

policies

and

service

level

agreements,
determine

the

revenues

and

expenses

directly

attributable

to

each

reportable

segment.

Transactions

between

the
reportable segments are carried out at internally agreed rates and are reflected in the operating results of the reportable
segments.

Revenue-sharing

agreements

are

used

to

allocate

external

client

revenues

to

reportable

segments

where
several

reportable

segments

are

involved

in

the

value

creation

chain.

Total

intersegment

revenues

for

the

Group

are
immaterial, as the majority of the

revenues are allocated across the segments by

means of revenue-sharing agreements.
Interest

income

earned

from

managing

UBS’s

consolidated

equity

is

allocated

to

the

reportable

segments

based

on
average attributed equity and currency composition. Assets and liabilities of the reportable segments are funded

through
and invested with Group functions, and the net interest

margin is reflected in the results of each reportable segment.
Segment

assets

are

based

on

a

third-party

view

and

do

not

include

intercompany

balances.

This

view

is

in

line

with
internal

reporting

to

the

GEB.

If

one

operating

segment

is

involved

in

an

external

transaction

together

with

another
operating segment

or Group

function, additional

criteria are

considered to

determine the

segment that

will report

the
associated

assets.

This

will

include

a

consideration

of

which

segment’s

business

needs

are

being

addressed

by

the
transaction

and

which

segment

is

providing

the

funding

and

/

or

resources.

Allocation

of

liabilities

follows

the

same
principles.
Non-current assets

disclosed

for segment

reporting purposes

represent assets

that are

expected to

be recovered

more
than

12

months

after

the

reporting

date,

excluding

financial

instruments,

deferred

tax

assets

and

post-employment
benefits.
As part of

the continued

refinement of

UBS’s reporting

structure and

organizational setup,

in the first

quarter of

2024
certain changes

were made,

with an

impact on

segment reporting

for UBS’s

business divisions

and Group

Items. Prior-
period information has been adjusted for comparability.

The changes are as follows.
–
Change in

business division

perimeters
:
UBS has

transferred certain

businesses from

Swiss Bank

(Credit Suisse),
previously

included

in

Personal

&

Corporate

Banking,

to

Global

Wealth

Management.

The

change

predominantly
related

to

the

high

net

worth

client

segment

and

represented

approximately

USD
72
bn

in

invested

assets

and
approximately

USD
0.6
bn

in

annualized

revenues.

A

number

of

other

smaller

business

shifts

were

also

executed
between the business divisions in the first quarter of

2024.

–
Changes to Group Treasury allocations
:
UBS has allocated to the business divisions

nearly all Group Treasury costs
that historically were retained and reported in Group Items. Costs that continue to be retained in Group Items include costs related to hedging and own

debt, and deferred tax asset

funding costs. UBS has also aligned

the internal funds
transfer pricing

methodologies applied

by Credit

Suisse entities

to UBS’s

funds transfer

pricing methodology.

These
changes resulted

in funding

costs of

approximately

USD
0.3
bn for

2023 moving

from

Group

Items to

the

business
divisions, predominantly

related

to the

second half

of 2023.

In parallel

with the

aforementioned

changes, UBS

has
increased the allocation of balance sheet resources from

Group Treasury to the business divisions.
–
Updated

cost

allocations
:

UBS

has

reallocated

USD
0.3
bn

of

annualized

costs

from

Non-core

and

Legacy

to

the
other business divisions, with the aim of avoiding stranded costs in Non-core and Legacy at the end of the integration process.
Following the changes outlined

above, prior-period information for

the twelve-month period ended

31 December 2023
has

been

restated,

resulting

in

decreases

in
Operating

profit

/

(loss)

before

tax

of

USD
144
m

for

Global

Wealth
Management,

USD
337
m for

Personal

&

Corporate

Banking

and

USD
28
m for

the

Investment

Bank,

and

increases

in
Operating profit / (loss) before tax

of USD
341 m for Group Items, USD 154 m for Non-core and Legacy and USD 14 m for
Asset Management.
Prior-period

information

as

of

31 December

2023

has

also

been

restated,

resulting

in

increases

of
Total

assets

of
USD 98.4
bn in

Global Wealth Management,

USD
13.3
bn in

Personal &

Corporate Banking, USD
28.9
bn in

the Investment
Bank and USD 28.6
bn in Non-core and

Legacy, with a corresponding

decrease of
Total assets

of USD
169.2 bn in Group
Items.
These changes had no effect on the reported results or financial position of the Group.

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2024
Net interest income 7,358 5,650 (63) (3,597) 126 (2,365) 7,108
Non-interest income 17,158 3,684 3,246 14,544 1,480 1,391 41,503
Total revenues 24,516 9,334 3,182 10,948 1,605 (975) 48,611
Credit loss expense / (release) (16) 404 (1) 97 69 (2) 551
Operating expenses 20,608 5,741 2,663 8,934 3,512 (220) 41,239
Operating profit / (loss) before tax 3,924 3,189 520 1,917 (1,976) (752) 6,821
Tax expense / (benefit) 1,675
Net profit / (loss) 5,146
Additional information
Total assets 559,601 447,068 22,702 453,422 68,260 13,975 1,565,028
Additions to non-current assets 889 361 100 768 88 0 2,206

USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items
Negative
goodwill
1
UBS
For the year ended 31 December 2023
2
Net interest income 7,082 4,878 (40) (2,915) 437 (2,144) 7,297
Non-interest income 14,474 2,810 2,726 11,619 260 1,648 33,536
Total revenues 21,556 7,687 2,686 8,703 697 (495) 40,834
Negative goodwill 27,264 27,264
Credit loss expense / (release) 166 482 0 190 193 6 1,037
Operating expenses 17,945 4,394 2,353 8,585 5,091 438 38,806
Operating profit / (loss) before tax 3,445 2,811 332 (72) (4,587) (938) 27,264 28,255
Tax expense / (benefit) 873
Net profit / (loss) 27,382
Additional information
Total assets 1,2 567,648 483,794 21,804 428,269 201,131 14,277 1,716,924
Additions to non-current assets 2,584 3,279 709 530 3,062 550 10,714

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2022
Net interest income 5,273 2,191 (19) (242) 1 (585) 6,621
Non-interest income 13,694 2,111 2,980
3
8,958 236 (37) 27,942
Total revenues 18,967 4,302 2,961 8,717 237 (622) 34,563
Credit loss expense / (release) 0 39 0 (12) 2 1 29
Operating expenses 13,989 2,452 1,564 6,832 104 (12) 24,930
Operating profit / (loss) before tax 4,977 1,812 1,397 1,897 131 (611) 9,604
Tax expense / (benefit) 1,942
Net profit / (loss) 7,661
Additional information
Total assets 388,530 235,226 17,348 391,320 13,367 58,574 1,104,364
Additions to non-current assets 42 13 1 34 0 1,970 2,060
1 Comparative-period information has been

revised to reflect measurement period

adjustments. Refer to Note

2 for more information.

2 Comparative-period information has

been restated for changes in

business
division perimeters, Group Treasury allocations and Non-core and Legacy cost allocations.

3 Includes an USD
848
m gain in Asset Management related to the sale

of UBS‘s shareholding in Mitsubishi Corp.-UBS Realty
Inc.
Note 3b

Segment reporting by geographic location
The operating

regions shown

in the

table below

correspond to

the regional

management structure

of the

Group. The
allocation of total revenues to these

regions reflects, and is consistent with, the

basis on which the business is managed
and its performance

is evaluated.

These allocations

involve assumptions

and judgments

that management

considers to
be reasonable and

may be refined

to reflect changes

in estimates or

management structure.

The main principles

of the
allocation

methodology

are

that

client

revenues

are

attributed

to

the

domicile

of

the

given

client,

and

trading

and
portfolio

management

revenues

are

attributed

to

the

country

where

the

risk

is

managed.

This

revenue

attribution

is
consistent with the mandate of the

regional Presidents. Certain revenues,

such as those related to Non-core

and Legacy
and Group Items, are included in the Global

line.
The

geographical

analysis

of

non-current

assets

is

based

on

the

location

of

the

entity

in

which

the

given

assets

are
recorded.
For 2023, the allocation of total revenues by geographical region for Credit Suisse is not available on the same allocation
basis as for the UBS Group and the cost to develop this

information would have been excessive. Therefore,

as permitted
under

IFRS

8,

the

respective

information

is

not

disclosed.

UBS AG

and

Credit

Suisse AG

disclosed

total

revenues

by
geographical region in their 2023 annual reports according

to their respective allocation methodologies.
›
Refer to “UBS AG consolidated financial information”

in the “Consolidated financial statements”

section of the UBS AG Annual
Report 2023 for more information on total revenues by geographical region for UBS AG
›
Refer to the Credit Suisse AG consolidated financial

statements 2023, available at
https://www.ubs.com/global/en/investor-
relations/complementary-financial-information/disclosure-legal-entities/credit-suisse-ag-consolidated.html , for more information on total revenues by geographical region for Credit Suisse AG

For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
16.8 35 8.6 35
Asia Pacific 6.8 14 1.4 6
Europe, Middle East and Africa (excluding Switzerland) 7.7 16 3.1 12
Switzerland 15.1 31 11.6 47
Global
2
2.2 5 0.0 0
Total 48.6 100 24.7 100
For the year ended 31 December 2023
Total revenues
3
Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
9.4 34
Asia Pacific 1.7 6
Europe, Middle East and Africa (excluding Switzerland) 3.3 12
Switzerland 13.3 48
Global 0.0 0
Total 27.7 100
For the year ended 31 December 2022
Total revenues Total non-current assets
USD bn Share % USD bn
Share %

Americas
1
13.8 40 8.9 46
Asia Pacific 5.6 16 1.5 8
Europe, Middle East and Africa (excluding Switzerland) 7.0 20 2.9 15
Switzerland 7.7 22 6.3 32
Global 0.5 1 0.0 0
Total 34.6 100 19.7 100
1 Predominantly related to the US.

2 Includes certain revenues in Asset Management and Global Wealth Management that were not allocated to geographical regions.

3 For 2023, the allocation of total revenues
by geographical region for Credit Suisse is not

available on the same allocation basis as for

the UBS Group and the cost to develop this information

would have been excessive. Therefore,

as permitted under IFRS 8,
the respective information is not disclosed.